Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 14
Entity Central Index Key	0000717819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM Floating Rate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class A
Trading Symbol	FRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a str
ong technical
backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.82%	5.58%	4.50%
Class A without sales charges	8.25%	6.06%	4.74%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,468,892,801
Holdings Count | Holdings	533
Advisory Fees Paid, Amount	$ 11,501,286
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND
ST
ATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to c hange
.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to c hange
.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares increased from 1.00% in the year ended February 29, 2024 to 1.10% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares increased from 1.00% in the year ended February 29, 2024 to 1.10% due to interest expense on reverse repurchase agreements.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Floating Rate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class C
Trading Symbol	FRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$191	1.84%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.45%	5.30%	3.97%
Class C without sales charges	7.45%	5.30%	3.97%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,468,892,801
Holdings Count | Holdings	533
Advisory Fees Paid, Amount	$ 11,501,286
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class C shares increased from 1.75% in the year ended February 29, 2024 to 1.84% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class C shares increased from 1.75% in the year ended February 29, 2024 to 1.84% due to interest expense on reverse repurchase agreements.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Floating Rate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class Z
Trading Symbol	FRFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.52%	6.33%	5.00%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.05%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,468,892,801
Holdings Count | Holdings	533
Advisory Fees Paid, Amount	$ 11,501,286
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares increased from 0.76% in the year ended February 29, 2024 to 0.85% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares increased from 0.76% in the year ended February 29, 2024 to 0.85% due to interest expense on reverse repurchase agreements.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Floating Rate Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	PFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans benefited from generally benign inflation data, better-than-feared corporate earnings, and resilient economic data. Higher short-term interest rates, strong investor demand, and robust collateralized loan obligation (CLO) formation provided a strong technical backdrop for the asset class, driving loan prices higher over the reporting period. However, with rising costs of capital eventually taking their toll on lower credit quality loan issuers, the par-weighted loan default rate ended the period at 3.90%, up 55 basis points (bps) over the prior 12 months. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $1.4 trillion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $186 billion.
■
The following contributed the most to the Fund’s performance relative to the Index during the period: overall security selection, with selection in the electric & water, health care & pharmaceutical, and banking industries contributing the most; overall sector allocation, with overweights to
CLO AAs and emerging-markets high yield contributing the most; although overall industry allocation detracted slightly from performance, underweights to technology, transportation & environmental services, and automotive, contributed. From a market perspective, having more risk, on average, than the Index was also a strong contributor.
■
While overall sector allocation contributed to the Fund’s performance during the period, an overweight to the US high yield sector and an underweight to US bank loans detracted the most. Although overall security selection contributed to performance, selection in consumer non-cyclical, media & entertainment, and chemicals detracted. Overall industry allocation also detracted slightly from performance, with overweights to telecom and cable & satellite, and an underweight to health care & pharmaceuticals detracting the most.
■
During the period, the Fund used sovereign futures to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance. The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s performance. In addition, the
Fund also used foreign currency exchange contracts, but they had no impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.69%	6.40%	5.00% (4/27/2015)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.52%
S&P UBS Leveraged Loan Index	8.19%	6.09%	5.00%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of r eturn
s. Sin
ce In
ception returns for the Indexes are measured from the month-end closest to the class’s inception date.

Performance Inception Date	Apr. 27, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,468,892,801
Holdings Count | Holdings	533
Advisory Fees Paid, Amount	$ 11,501,286
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,468,892,801
Number of fund holdings	533
Total advisory fees paid for the year	$ 11,501,286
Portfolio turnover rate for the year	86%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.7
AA	19.5
A	3.3
BBB	14.0
BB	22.4
B	38.4
CCC	3.0
C	0.1
Not Rated	3.6
Cash/Cash Equivalents	(6.0)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.71% in the year ended February 29, 2024 to 0.79% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.71% in the year ended February 29, 2024 to 0.79% due to interest expense on reverse repurchase agreements.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class A
Trading Symbol	PGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.04%	-2.45%	-0.03%
Class A without sales charges	5.47%	-1.81%	0.30%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 248,382,849
Holdings Count | Holdings	351
Advisory Fees Paid, Amount	$ 996,809
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since March 1, 2024:
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 1.06% in the year ended February 29, 2024 to 0.87% primarily due to a decrease in the Fund's transfer agent fees.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended February 28, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 1.06% in the year ended February 29, 2024 to 0.87% primarily due to a decrease in the Fund's transfer agent fees.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class C
Trading Symbol	PRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$204	2.00%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.28%	-2.72%	-0.55%
Class C without sales charges	4.28%	-2.72%	-0.55%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 248,382,849
Holdings Count | Holdings	351
Advisory Fees Paid, Amount	$ 996,809
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Government Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R
Trading Symbol	JDRVX
Annual or Semi-Annual Statement [Text Block]	This a nnual shareholder report contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$126	1.23%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	5.08%	-2.07%	0.03%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 248,382,849
Holdings Count | Holdings	351
Advisory Fees Paid, Amount	$ 996,809
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class Z
Trading Symbol	PGVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	5.89%	-1.29%	0.71%
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.51%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	1.11%
Bloomberg US Government Bond Index	4.95%	-1.10%	1.02%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 248,382,849
Holdings Count | Holdings	351
Advisory Fees Paid, Amount	$ 996,809
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Government Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Government Income Fund
Class Name	Class R6
Trading Symbol	PGIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of interest rate cuts fluctuated, as inflation slowed and employment data showed signs of softening. The US Federal Reserve's easing cycle began in September of 2024 with a 50-basis-point
(bp) rate cut, followed by two separate 25-bp cuts. (One basis point equals 0.01%.) The US Treasury curve re-steepened amid increased market volatility due to election, fiscal, and policy uncertainty. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex Credit Index (the Index) during the period: security selection in US Treasuries, sovereign credits, mortgage-backed securities (MBS), agency commercial mortgage-backed securities (CMBS), and AAA collateralized loan obligations (CLOs); overweights to the AAA CLO, agency CMBS, and MBS sectors; having more risk over the period (on average) than the Index (from a market perspective); and the Fund’s yield curve positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to the sovereign credit sector; and the Fund’s duration positioning. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the period, the Fund utilized derivatives in the form of US Treasury swaps and financial futures to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 2/28/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	5.90%	-1.31%	0.40% (8/9/2016)
Bloomberg US Aggregate Bond Index*	5.81%	-0.52%	1.14%
Bloomberg US Aggregate ex-Credit Index	5.57%	-0.80%	0.72%
Bloomberg US Government Bond Index	4.95%	-1.10%	0.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

Performance Inception Date	Aug. 09, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 248,382,849
Holdings Count | Holdings	351
Advisory Fees Paid, Amount	$ 996,809
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 248,382,849
Number of fund holdings	351
Total advisory fees paid for the year	$ 996,809
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.